Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
7.	INTANGIBLE ASSETS

Intangible assets consist mainly of office and administrative software as well as scientific software purchased by the Group.

The following tables show the variations in intangible assets for the years ended December 31, 2018, 2019 and 2020:

Intangible assets—Variations	As of			Translation		As of
(in € thousands)	1/1/2018	Increase	Decrease	adjustments	Reclassification	2018/12/31
Gross
Software	1,900	216	(67)	—	—	2,049
Patents	21	—	—	—	—	21
Other intangibles	—	313	—	—	—	313
TOTAL - Gross	1,921	529	(67)	—	—	2,384
Accumulated depreciation and impairment
Software	(1,264)	(370)	67	—	—	(1,567)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,285)	(370)	67	—	—	(1,588)
TOTAL - Net	636	159	—	—	—	796

Intangible assets—Variations	As of			Translation		As of
(in € thousands)	1/1/2019	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Software	2,049	340	(29)	—	378	2,739
Patents	21	70	—	—	—	91
Other intangibles	313	65	—	—	(378)	—
TOTAL—Gross	2,384	475	(29)	—	—	2,830
Accumulated depreciation and impairment
Software	(1,567)	(350)	29	—	—	(1,888)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,588)	(350)	29	—	—	(1,910)
TOTAL - Net	796	125	—	—	—	920

Intangible assets - Variations	As of			Translation		As of
(in € thousands)	1/1/2020	Increase	Decrease	adjustments	Reclassification	2020/12/31
Gross
Software	2,739	231	(691)	—	(48)	2,231
Patents	91	—	—	—	—	91
Other intangibles	—	(24)	(25)	—	48	—
TOTAL - Gross	2,830	207	(715)	—	—	2,322
Accumulated depreciation and impairment
Software	(1,888)	(309)	688	—	—	(1,510)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,910)	(309)	688	—	—	(1,531)
TOTAL - Net	920	(102)	(27)	—	—	791